Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments [Abstract]
Information on the Groups Share in Associates and Joint Ventures individually immaterial [text block table]

Aggregated financial information on the Group’s share in associates and joint ventures that are individually immaterial

in € m.	Dec 31, 2017	Dec 31, 2016
Carrying amount of all associates that are individually immaterial to the Group	866	1,027
Aggregated amount of the Group's share of profit (loss) from continuing operations	141	183
Aggregated amount of the Group's share of post-tax profit (loss) from discontinued operations	0	0
Aggregated amount of the Group's share of other comprehensive income	(36)	11
Aggregated amount of the Group's share of total comprehensive income	105	194